Fair value measurements (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value measurements
Note 2 - Fair value measurements

Authoritative guidance regarding fair value measurement establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Cash and cash equivalents include cash and investments in AAA-rated money market mutual funds with original maturities of less than 90 days. Cash and cash equivalents are stated at cost, which approximates fair value. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices in active markets. The fair values of receivables, claims and rebates payable and accounts payable approximate carrying values due to the short-term maturities of these instruments.

Financial assets accounted for at fair value on a recurring basis include trading securities (included in other assets and consisting primarily of mutual funds) of $28.8 million and $29.9 million as of September 30, 2017 and December 31, 2016, respectively. These assets are carried at fair value based on quoted prices in active markets for identical securities (Level 1).

The fair value, which approximates the carrying value, of our 2015 five-year term loan (Level 2) (as defined in Note 6 - Financing) was estimated using the current market rate for debt with a similar maturity. The fair values of our senior notes are $12,872.5 million and $13,041.4 million as of September 30, 2017 and December 31, 2016, respectively. See Note 6 - Financing for further discussion of the carrying values of our debt. The fair values of our senior notes were estimated based on observable market information (Level 2). In determining the fair values of liabilities, we took into consideration the risk of nonperformance. Nonperformance risk refers to the risk the obligation will not be fulfilled and affects the value at which the liability would be transferred to a market participant. This risk did not have a material impact on the fair values of our liabilities.

2. Fair value measurements

Financial assets accounted for at fair value on a recurring basis include cash equivalents of $1,061.2 million and $1,795.5 million and trading securities (included in other assets and consisting primarily of mutual funds) of $29.9 million and $26.8 million at December 31, 2016 and 2015, respectively. These assets are carried at fair value based on quoted prices in active markets for identical securities (Level 1). Cash equivalents include investments in AAA-rated money market mutual funds with maturities of less than 90 days.

The fair values of cash and cash equivalents and investments (Level 1), accounts receivable, claims and rebates payable, and accounts payable approximate carrying values due to the short-term maturities of these instruments. The fair values, which approximate the carrying values, of our 2015 two-year term loan and 2015 five-year term loan (Level 2) (as defined in Note 5 - Financing to our consolidated financial statements) were estimated using the current market rates for debt with similar maturities. The fair values of our senior notes are $13,041.4 million and $11,078.0 million as of December 31, 2016 and 2015, respectively. See Note 5 - Financing to our consolidated financial statements for further discussion of the carrying values of our debt.

The fair values of our senior notes were estimated based on observable market information (Level 2). In determining the fair values of liabilities, we took into consideration the risk of nonperformance. Nonperformance risk refers to the risk the obligation will not be fulfilled and affects the value at which the liability would be transferred to a market participant. This risk did not have a material impact on the fair values of our liabilities.